Additional Financial Information (Narrative) (Details)		12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Additional Financial Information [Line Items]
Number of customers exceeding threshold for significance			0	0	0
Threshold for customer significance (as a percent of consolidated revenues) (in hundredths)			10.00%	10.00%	10.00%
Concentration Risk [Line Items]
Approximate number of persons employed at a point in time	281,000
Ratified Agreement [Member] | Southeast Wireline [Member]
Concentration Risk [Line Items]
Relevant union contract expiration year			24,000
Workforce Subject to Collective Bargaining Arrangements [Member]
Concentration Risk [Line Items]
Percentage of employees represented by CWA, IBEW, or other unions	45%
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Mobility [Member]
Concentration Risk [Line Items]
Number of employees under contracts where union may call a work stoppage		40,000
Relevant union contract expiration year		2016/12/31
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Southwest Mobility [Member]
Concentration Risk [Line Items]
Number of employees under contracts where union may call a work stoppage		9,000
Relevant union contract expiration year		2016/12/31
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | West Wireline [Member]
Concentration Risk [Line Items]
Number of employees under contracts where union may call a work stoppage		16,000
Relevant union contract expiration year		2016/12/31